4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Details
Marketable Securities, Fair Value	$ 161,799	$ 0
Marketable Securities, Shares received	12,000	267,500
Marketable Securities, Shares transferred	0	(21,216)
Marketable Securities, Shares Sold	(246,284)	0
Marketable Securities, Change in unrealized (loss)	76,985	(84,485)
Marketable Securities, Fair Value	$ 4,500	$ 161,799